OTHER REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2021
OTHER REAL ESTATE [Abstract]
Summary of Other Real Estate Activity
A summary of other real estate activity for the years ended December 31 follows (1):

	2021	2020	2019
	(In thousands)
Balance at beginning of year, net of valuation allowance	$738	$1,715	$1,178
Loans transferred to other real estate	253	332	2,242
Sales of other real estate	(745)	(1,161)	(1,438)
Additions to valuation allowance charged to expense	(11)	(148)	(267)
Balance at end of year, net of valuation allowance	$235	$738	$1,715

(1)	Table excludes other repossessed assets totaling $0.01 million and $0.03 million at December 31, 2021 and 2020, respectively.

Valuation Allowance for Other Real Estate Owned
We periodically review our real estate properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate follows:

	2021	2020	2019
	(In thousands)
Balance at beginning of year	$90	$92	$144
Additions charged to expense	11	148	267
Direct write-downs upon sale	(70)	(150)	(319)
Balance at end of year	$31	$90	$92